PREPAYMENTS AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2024
PREPAYMENTS AND OTHER CURRENT ASSETS, NET
PREPAYMENTS AND OTHER CURRENT ASSETS, NET

7.PREPAYMENTS AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets consist of the following:

	Notes	As of December 31,
		2023	2024
		RMB	RMB	US$
Prepayments for vehicles	i	89,454,574	44,098,586	6,041,482
Other receivables from third parties	ii	59,479,262	42,335,040	5,799,877
Deposits held by third parties		17,652,693	10,087,273	1,381,951
Vehicles		4,720,633	—	—
Prepaid mining machine hosting expenses	iii	—	182,512,726	25,004,141
Accrued input VAT/ deductible VAT input		5,425,338	3,528,885	483,455
Other prepaid expenses		2,518,770	191,876	26,287
Interest receivables		1,380,950	29,746,598	4,075,267
Others		12,097,018	4,661,050	638,560
Prepayments and other current assets		192,729,238	317,162,034	43,451,020
Less: allowance for prepayments and other current assets	iv	(114,122,430)	(90,810,030)	(12,440,923)
Prepayments and other current assets, net		78,606,808	226,352,004	31,010,097
(i)	Prepayments for vehicles represent the prepayments to the automobile suppliers when the Company acts as a principal.
(ii)	Other receivables from third parties mainly represents the prepayments on behalf of the car dealer buyers when the Company acts as an agent in the automobile trading business.
(iii)	The hosting service provider requires the Company to maintain a certain level of hosting fee prepayments at all times. The Company is able to choose to pay the hosting invoice separately or utilizing the prepayment, and, in the latter case, the amount will be used to deduct against the hosting fee invoiced. Once the amount of prepayment is utilized, the Company is required to make additional prepayment to maintain the current level of prepayment.
(iv)	Allowance for prepayments and other current assets mainly relates to note i and ii. As some automobile suppliers either had cash flow constraints due to poor operations or ceased operation, the Company provided an impairment of RMB90,810,030 (US$12,440,923) for amounts not expected to be recovered in the future after evaluating their operating and financial conditions.

The movements in the allowance for prepayments and other current assets were as follows:

		As of December 31,
	2023	2024
	RMB	RMB	US$
Balance as of January 1	—	114,122,430	15,634,709
Adjustment due to the adoption of ASC 326	1,218,411	—	—
Addition/(reversal)	112,904,019	(3,246,318)	(444,744)
Charge off	—	(20,066,082)	(2,749,042)
Balance as of December 31	114,122,430	90,810,030	12,440,923